Restatement Actech Income Statement (Tables)	12 Months Ended
Dec. 31, 2018
Restatement Actech income statement [Abstract]
Restatement Actech income statement [text block]
	For the year ended December 31, 2017
Restatement impact on income statement in 000€	As previously reported	IFRS 3 ACTECH	Reclassification	As restated
Revenue	142,573	−	−	142,573
Cost of sales	(62,787)	(447)	282	(62,952)
Gross profit	79,786	(447)	282	79,621
Research and development expenses	(19,959)	−	−	(19,959)
Sales and marketing expenses	(39,109)	−	174	(38,935)
General and administrative expenses	(25,484)	−	608	(24,876)
Net other operating income / (expenses)	5,631	(26)	(1,064)	4,541
Operating profit (loss)	865	(473)	−	392
Financial expenses	(4,728)	−	−	(4,728)
Financial income	3,210	−	−	3,210
Share in loss of joint venture	(469)	−	−	(469)
Loss before taxes	(1,122)	(473)	−	(1,595)
Income taxes	(534)	12	−	(522)
Net loss for the year	(1,656)	(461)	−	(2,117)
Net loss attributable to:
The owners of the parent	(1,656)	(461)	−	(2,117)
Non-controlling interest	−	−	−	−